Financial income and expenses (Tables)	3 Months Ended
Mar. 31, 2019
Financial income and expenses [Abstract]
Financial income
The following table sets forth our financial income and expenses for the three-month period ended March 31, 2019 and 2018:

	For the three-month period ended March 31,
Financial income	2019	2018
	($ in thousands)
Interest income from loans and credits	173	119
Interest rates benefits derivatives: cash flow hedges	113	177
Total	286	296

Financial expenses
	For the three-month period ended March 31,
Financial expenses	2019	2018
Expenses due to interest:	($ in thousands)
- Loans from credit entities	(63,233)	(63,751)
- Other debts	(23,822)	(18,468)
Interest rates losses derivatives: cash flow hedges	(14,448)	(17,848)
Total	(101,503)	(100,067)

Other net financial income and expenses
The following table sets out ‘Other net financial income and expenses” for the three-month periods ended March 31, 2019, and 2018:

	For the three-month period ended March 31,
Other financial income / (expenses)	2019	2018
	($ in thousands)
Other financial income	5,633	2,171
Other financial losses	(4,571)	(3,831)
Total	1,062	(1,660)